Loans and advances to customers	12 Months Ended
Dec. 31, 2021
Loans and advances to customers.
Loans and advances to customers
11	Loans and advances to customers
a.	Breakdown of balance of loans and advances to customers

	12/31/2021
	Gross	Provision for	Carrying
	balance	expected loss	amount

Payroll Card	65,263	(6,756)	58,507
Multiple Card	4,798,318	(417,740)	4,380,578
Overdraft Protection Agreement	12,862	(9,745)	3,117
Checking account overdraft	33,234	(29,467)	3,767
Payroll loans and personal credit	3,467,924	(95,539)	3,372,385
Business loans	3,017,158	(16,018)	3,001,140
Real Estate Loans	5,121,411	(79,991)	5,041,420
Rural Credit	700,192	(25,676)	674,516
Total	17,216,362	(680,932)	16,535,429

	12/31/2020
	Gross	Provision for	Carrying
	balance	expected loss	amount

Payroll Card	67,732	(5,890)	61,842
Multiple Card	1,904,642	(163,993)	1,740,649
Overdraft Protection Agreement	20,193	(645)	19,548
Checking account overdraft	14,230	(455)	13,775
Payroll loans and personal credit	1,551,399	(38,900)	1,512,499
Business loans	1,582,869	(5,803)	1,577,066
Real Estate Loans	3,471,356	(60,994)	3,410,362
Rural Credit	177,637	(5,675)	171,962
Total	8,790,058	(282,355)	8,507,703

	12/31/2019
	Gross	Provision for	Carrying
	balance	expected loss	amount
Payroll Card	80,409	(2,385)	78,024
Multiple Card	783,544	(120,808)	662,736
Overdraft Protection Agreement	—	—	—
Checking account overdraft	—	—	—
Payroll loans and personal credit	921,977	(30,469)	891,508
Business loans	472,304	(10,133)	462,171
Real Estate Loans	2,519,153	(51,768)	2,467,385
Rural Credit	—	—	—
Total	4,777,387	(215,563)	4,561,824

b.	Analysis of changes in expected losses by stage

Changes in expected losses are presented as follows:

	Opening								Ending
	Balance on	Transfer to	Transfer to	Transfer from	Transfer from		Write-off for	Constitution	balance on
Stage 1	01/01/2021	Stage 2	Stage 3	Stage 2	Stage 3	Payments	loss	(Reversal)	12/31/2021
Payroll Card	2,911	(307)	(172)	1	14	(238)	(23)	638	2,824
Multiple Card	103,694	(1,422)	(5,519)	277	208	(30,638)	(326)	136,207	202,481
Overdraft protection agreement	645	(13)	(178)	—	—	(286)	(150)	777	795
Check Account	334	(1)	—	—	2	(6)	(6)	(59)	264
Personal Credit	16,306	(531)	(758)	176	171	(8,801)	(138)	47,036	53,461
Business loans	5,679	(108)	(205)	—	—	(972)	—	8,192	12,586
Real estate credit	34,897	(3,945)	(1,706)	3,660	1,676	(7,955)	(8)	22,950	49,569
Rural Credit	5,675	—	—	—	—	(5,052)	—	25,053	25,676
	170,141	(6,327)	(8,538)	4,114	2,071	(53,948)	(651)	240,794	347,656

	Opening								Ending
	Balance on	Transfer to	Transfer to	Transfer from	Transfer from		Write-off for	Constitution	balance on
Stage 2	01/01/2021	Stage 1	Stage 3	Stage 1	Stage 3	Payments	loss	(Reversal)	12/31/2021
Payroll Card	36	(1)	—	307	—	(3)	(32)	141	448
Multiple Card	4,909	(277)	(100)	1,422	10	(4,299)	(218)	27,654	29,101
Overdraft protection agreement	—	—	—	13	—	—	—	407	420
Check Account	6	—	—	1	1	—	(6)	146	148
Personal Credit	4,390	(176)	(761)	531	33	(2,187)	(445)	8,693	10,078
Business loans	4	—	—	108	—	(3)	(1)	216	324
Real estate credit	10,848	(3,660)	(1,183)	3,945	1,295	(3,012)	(92)	5,220	13,361
Rural Credit	—	—	—	—	—	—	—	—	—
	20,195	(4,114)	(2,044)	6,327	1,339	(9,504)	(794)	42,477	53,882

	Opening								Ending
	Balance on	Transfer to	Transfer to	Transfer from	Transfer from		Write-off for	Constitution	balance on
Stage 3	01/01/2021	Stage 1	Stage 2	Stage 1	Stage 2	Payments	loss	(Reversal)	12/31/2021
Payroll Card	2,943	(14)	—	172	—	(91)	(2,830)	3,302	3,482
Multiple Card	55,389	(208)	(10)	5,519	100	(53,709)	(1,390)	180,466	186,157
Overdraft protection agreement	—	—	—	178	—	—	—	8,354	8,532
Check Account	114	(2)	(1)	1	—	(13)	(92)	29,046	29,053
Personal Credit	18,205	(171)	(33)	757	761	(6,523)	(9,962)	28,964	31,998
Business loans	241	—	—	205	—	—	(240)	2,904	3,110
Real estate credit	15,127	(1,676)	(1,295)	1,706	1,183	(7,494)	(2,375)	11,886	17,062
Rural Credit	—	—	—	—	—	—	—	—	—
	92,018	(2,071)	(1,339)	8,538	2,044	(67,830)	(16,889)	264,922	279,393

	Opening	Completed			Ending
	Balance on	contracts -	Write-off for	Constitution	balance on
Consolidated	01/01/2021	Payments	loss	(Reversal)	12/31/2021
Payroll Card	5,890	(332)	(2,885)	4,081	6,754
Multiple Card	163,993	(88,646)	(1,934)	344,327	417,740
Overdraft protection agreement	645	(286)	(150)	9,538	9,747
Check Account	455	(19)	(104)	29,134	29,466
Personal Credit	38,900	(17,511)	(10,545)	84,692	95,536
Business loans	5,924	(975)	(241)	11,312	16,020
Real estate credit	60,872	(18,461)	(2,475)	40,056	79,992
Rural Credit	5,675	(5,052)	—	25,053	25,676
	282,355	(131,282)	(18,334)	548,193	680,932

	Opening								Ending
	Balance on	Transfer to	Transfer to	Transfer from	Transfer from		Write-off for	Constitution	balance on
Stage 1	01/01/2020	Stage 2	Stage 3	Stage 2	Stage 3	Payments	loss	(Reversal)	12/31/2020
Payroll Card	448	(2)	(16)	—	5	(34)	(2)	2,513	2,911
Multiple Card	57,462	(566)	(6,284)	2,195	6,174	(8,929)	(2,797)	56,439	103,694
Overdraft protection agreement	9	—	—	46	85	—	—	505	645
Check Account	47	—	(12)	10	159	—	(33)	164	334
Personal Credit	9,654	(192)	(341)	41	166	(4,616)	(66)	11,659	16,306
Business loans	2,450	(1)	(7)	—	—	(1,875)	(43)	5,154	5,679
Real estate credit	14,735	(1,786)	(513)	8,258	2,810	(3,201)	(33)	14,628	34,897
Rural Credit	—	—	—	—	—	—	—	5,675	5,675
	84,805	(2,546)	(7,174)	10,550	9,399	(18,655)	(2,973)	96,736	170,141

	Opening								Ending
	Balance on	Transfer to	Transfer to	Transfer from	Transfer from		Write-off for	Constitution	balance on
Stage 2	01/01/2020	Stage 1	Stage 3	Stage 1	Stage 3	Payments	loss	(Reversal)	12/31/2020
Payroll Card	26	—	—	2	—	(4)	(21)	34	36
Multiple Card	10,297	(2,195)	(283)	566	—	(2,229)	(5,578)	4,331	4,909
Overdraft protection agreement	46	(46)	—	—	—	—	—	—	—
Check Account	296	(10)	(30)	—	20	—	(254)	(15)	6
Personal Credit	1,169	(41)	(195)	192	62	(353)	(377)	3,933	4,390
Business loans	191	—	(0)	1	—	(111)	(50)	(27)	4
Real estate credit	20,417	(8,258)	(1,774)	1,786	1,163	(4,611)	(439)	2,564	10,848
Rural Credit	—	—	—	—	—	—	—	—	—
	32,443	(10,550)	(2,283)	2,546	1,245	(7,308)	(6,718)	10,820	20,195

	Opening								Ending
	Balance on	Transfer to	Transfer to	Transfer from	Transfer from		Write-off for	Constitution	balance on
Stage 3	01/01/2020	Stage 1	Stage 2	Stage 1	Stage 2	Payments	loss	(Reversal)	12/31/2020
Payroll Card	1,911	(5)	—	16	—	(218)	(1,683)	2,922	2,943
Multiple Card	53,050	(6,174)	—	6,284	283	(9,950)	(36,921)	48,816	55,389
Overdraft protection agreement	85	(85)	—	—	—	—	—	—	—
Check Account	3,712	(159)	(20)	12	30	—	(3,049)	(413)	114
Personal Credit	19,591	(166)	(62)	341	195	(2,431)	(14,944)	15,680	18,205
Business loans	3,316	—	—	7	—	(820)	(2,493)	231	241
Real estate credit	16,651	(2,810)	(1,163)	513	1,774	(7,307)	(3,642)	11,112	15,127
Rural Credit	—	—	—	—	—	—	—	—	—
	98,316	(9,399)	(1,245)	7,174	2,283	(20,726)	(62,732)	78,348	92,018

	Opening	Completed			Ending
	Balance on	contracts -	Write-off for	Constitution	balance on
Consolidated	01/01/2020	Payments	loss	(Reversal)	12/31/2020
Payroll Card	2,385	(256)	(1,707)	5,468	5,890
Multiple Card	120,808	(21,107)	(45,295)	109,587	163,993
Overdraft protection agreement	140	-	-	505	645
Check Account	4,055	-	(3,336)	(264)	455
Personal Credit	30,415	(7,401)	(15,386)	31,273	38,900
Business loans	5,957	(2,806)	(2,586)	5,358	5,924
Real estate credit	51,803	(15,119)	(4,114)	28,303	60,872
Rural Credit	—	—	—	5,675	5,675
	215,563	(46,689)	(72,423)	185,904	282,355

	Opening								Ending
	balance on	Transfer to	Transfer to	Transfer from	Transfer from		Write-off for	Constitution	balance on
Stage 1	1/1/2019	Stage 2	Stage 3	Stage 2	Stage 3	Payments	loss	(Reversal)	12/31/2019
Payroll Card	1,425	—	—	—	—	(1,425)	—	448	448
Multiple Card	19,864	(568)	(3,335)	864	—	(1,856)	(37)	42,531	57,463
Business loans	937	—	(8)	27	—	(504)	—	2,042	2,494
Real estate credit	13,139	(1,622)	(478)	5,389	1,071	(1,892)	—	(907)	14,699
Personal Credit	9,199	(120)	(266)	515	101	(3,656)	(162)	4,091	9,701
	44,564	(2,310)	(4,088)	6,795	1,172	(9,333)	(199)	48,204	84,805

	Opening								Ending
	balance on	Transfer to	Transfer to	Transfer from	Transfer from		Write-off for	Constitution	balance on
Stage 2	1/1/2019	Stage 1	Stage 3	Stage 1	Stage 3	Payments	loss	(Reversal)	12/31/2019
Payroll Card	1,263	—	—	—	—	(1,259)	—	26	30
Multiple Card	5,286	(864)	(889)	568	—	(439)	(2,995)	9,629	10,296
Business loans	33	(27)	—	—	—	(4)	(2)	533	533
Real estate credit	17,245	(5,389)	(2,860)	1,622	1,395	(3,692)	—	12,095	20,417
Personal Credit	4,617	(515)	(615)	120	111	(942)	(1,205)	(400)	1,172
	28,444	(6,795)	(4,364)	2,310	1,506	(6,335)	(4,201)	21,883	32,448

	Opening								Ending
	balance on	Transfer to	Transfer to	Transfer from	Transfer from		Write-off for	Constitution	balance on
Stage 3	1/1/2019	Stage 1	Stage 2	Stage 1	Stage 2	Payments	loss	(Reversal)	12/31/2019
Payroll Card	3,014	—	—	—	—	(3,015)	—	1,911	1,911
Multiple Card	18,961	—	—	3,335	889	(1,703)	(17,256)	48,823	53,049
Business loans	199	—	—	8	—	(110)	(93)	7,099	7,104
Real estate credit	11,866	(1,071)	(1,395)	478	2,860	(6,450)	(1,264)	11,626	16,650
Personal Credit	12,361	(101)	(111)	266	615	(1,618)	(7,943)	16,126	19,595
	46,401	(1,172)	(1,506)	4,088	4,364	(12,895)	(26,555)	85,585	98,309

	Opening	Completed			Ending
	balance on	contracts -	Write-off for	Constitution	balance on
Consolidated	1/1/2019	Payments	loss	(Reversal)	12/31/2019
Payroll Card	5,702	(5,698)	—	2,385	2,389
Multiple Card	44,111	(3,998)	(20,287)	100,982	120,809
Business loans	1,169	(618)	(94)	9,674	10,131
Real estate credit	42,250	(12,034)	(1,264)	22,814	51,767
Personal Credit	26,177	(6,216)	(9,310)	19,817	30,468
	119,409	(28,563)	(30,956)	155,673	215,563

c.	Analysis of the change in the gross value of loans and advances to customers by stage

	Opening							New loans	End
	balance on	Transfer to	Transfer to	Transfer from	Transfer from		Write-off for	and interest	balance on
Stage 1	01/01/2021	Stage 2	Stage 3	Stage 2	Stage 3	Settlements	loss	accrued	12/31/2021
Payroll Card	64,113	(5,129)	(3,113)	10	16	(8,601)	(348)	8,807	55,755
Credit Card	1,773,870	(19,334)	(76,206)	831	416	(390,827)	(2,307)	3,049,423	4,335,866
Overdraft protection agreement	20,193	(406)	(5,580)	—	—	(8,942)	(4,695)	2,165	2,735
Check Account	10,457	(19)	(40)	—	53	(186)	(189)	(8,894)	1,182
Payroll loans and personal credit	1,478,905	(26,975)	(46,888)	925	360	(883,231)	(2,912)	2,795,564	3,315,748
Business loans	1,579,384	(3,190)	(20,918)	—	—	(968,510)	(22)	2,376,190	2,962,934
Real estate loan	3,186,942	(136,470)	(64,869)	63,128	11,007	(719,768)	(202)	2,442,543	4,782,311
Rural loans	177,637	—	—	—	—	(158,117)	—	680,671	700,191
Total	8,291,501	(191,523)	(217,614)	64,894	11,852	(3,138,182)	(10,675)	11,346,469	16,156,722

	Opening							New loans	End
	balance on	Transfer to	Transfer to	Transfer from	Transfer from		Write-off for	and interest	balance on
Stage 2	01/01/2021	Stage 1	Stage 3	Stage 1	Stage 3	Settlements	loss	accrued	12/31/2021
Payroll Card	457	(10)	—	5,129	—	(39)	(407)	640	5,770
Credit Card	20,002	(831)	(287)	19,334	20	(17,735)	(1,102)	71,246	90,647
Overdraft protection agreement	—	—	—	406	1	—	—	949	1,356
Check Account	203	—	(7)	19	18	(5)	(192)	636	672
Payroll loans and personal credit	32,058	(925)	(6,342)	26,975	78	(14,236)	(4,382)	44,999	78,225
Business loans	1,298	—	—	3,190	—	(1,235)	(61)	1,731	4,923
Real estate loan	185,080	(63,128)	(20,080)	136,470	8,505	(50,792)	(1,676)	30,438	224,817
Total	239,098	(64,894)	(26,716)	191,523	8,622	(84,042)	(7,820)	150,639	406,410

	Opening							New loans	End
	balance on	Transfer to	Transfer to	Transfer from	Transfer from		Write-off for	and interest	balance on
Stage 3	01/01/2021	Stage 1	Stage 2	Stage 1	Stage 2	Settlements	loss	accrued	12/31/2021
Payroll Card	3,162	(16)	—	3,113	—	(98)	(3,040)	619	3,740
Credit Card	110,768	(416)	(20)	76,206	287	(107,413)	(2,778)	295,169	371,803
Overdraft protection agreement	—	—	(1)	5,580	—	—	—	3,261	8,840
Check Account	3,572	(53)	(18)	40	7	(414)	(2,878)	31,054	31,310
Payroll loans and personal credit	40,437	(360)	(78)	46,888	6,342	(13,814)	(22,641)	17,179	73,953
Business loans	2,187	—	—	20,918	—	—	(2,186)	28,382	49,301
Real estate loan	99,333	(11,007)	(8,505)	64,869	20,080	(49,212)	(15,598)	14,323	114,283
Total	259,459	(11,852)	(8,622)	217,614	26,716	(170,951)	(49,121)	389,987	653,230

	Opening	Completed		New loans	End
	balance on	contracts -	Write-off for	and interest	balance on
Consolidated	01/01/2021	Settlements	loss	accrued	12/31/2021
Payroll Card	67,732	(8,738)	(3,795)	10,066	65,265
Credit Card	1,904,640	(515,975)	(6,187)	3,415,838	4,798,316
Overdraft protection agreement	20,193	(8,942)	(4,695)	6,375	12,931
Check Account	14,231	(605)	(3,259)	22,796	33,163
Payroll loans and personal credit	1,551,399	(911,281)	(29,935)	2,857,742	3,467,925
Business loans	1,582,869	(969,745)	(2,269)	2,406,303	3,017,158
Real estate loan	3,471,356	(819,772)	(17,476)	2,487,304	5,121,412
Rural loans	177,637	(158,117)	—	680,671	700,191
Total	8,790,057	(3,393,175)	(67,616)	11,887,095	17,216,362

	Opening							New loans	End
	balance on	Transfer to	Transfer to	Transfer from	Transfer from		Write-off for	and interest	balance on
Stage 1	01/01/2020	Stage 2	Stage 3	Stage 2	Stage 3	Settlements	loss	accrued	12/31/2020
Payroll Card	77,089	(444)	(2,433)	40	10	(6,590)	(212)	(3,347)	64,113
Multiple Card	683,629	(4,201)	(42,212)	5,113	8,508	(162,026)	(9,234)	1,294,294	1,773,870
Overdraft protection agreement	1,434	—	—	816	200	—	—	17,742	20,193
Check Account	6,566	—	(1,536)	324	452	—	(4,892)	9,543	10,457
Personal Credit	875,451	(14,721)	(19,221)	913	263	(540,865)	(2,450)	1,179,535	1,478,905
Business loans	435,982	(109)	(1,637)	—	—	(349,762)	(735)	1,495,645	1,579,384
Real estate credit	2,146,634	(89,342)	(47,101)	114,130	20,051	(441,402)	(1,951)	1,485,924	3,186,942
Rural Credit	—	—	—	—	—	—	—	177,637	177,637
	4,226,785	(108,816)	(114,141)	121,336	29,484	(1,500,646)	(19,475)	5,656,973	8,291,501

	Opening							New loans	End
	balance on	Transfer to	Transfer to	Transfer from	Transfer from		Write-off for	and interest	balance on
Stage 2	01/01/2020	Stage 1	Stage 3	Stage 1	Stage 3	Settlements	loss	accrued	12/31/2020
Payroll Card	821	(40)	(5)	444	1	(96)	(680)	13	457
Multiple Card	26,814	(5,113)	(623)	4,201	—	(5,949)	(15,108)	15,781	20,002
Overdraft protection agreement	816	(816)	—	—	—	—	—	—	—
Check Account	5,147	(324)	(784)	—	39	—	(4,008)	132	203
Personal Credit	17,739	(913)	(2,468)	14,721	93	(6,808)	(4,159)	13,851	32,058
Business loans	3,026	—	(1)	109	—	(2,219)	(499)	882	1,298
Real estate credit	276,208	(114,130)	(26,501)	89,342	7,740	(63,011)	(5,901)	21,334	185,080
Rural Credit	—	—	—	—	—	—	—	—	—
	330,572	(121,336)	(30,382)	108,816	7,873	(78,083)	(30,354)	51,992	239,098

	Opening							New loans	End
	balance on	Transfer to	Transfer to	Transfer from	Transfer from		Write-off for	and interest	balance on
Stage 3	01/01/2020	Stage 1	Stage 2	Stage 1	Stage 2	Settlements	loss	accrued	12/31/2020
Payroll Card	2,499	(10)	(1)	2,433	5	(271)	(2,211)	717	3,162
Multiple Card	73,101	(8,508)	—	42,212	623	(13,709)	(50,878)	67,927	110,768
Overdraft protection agreement	200	(200)	—	—	—	—	—	—	—
Check Account	7,892	(452)	(39)	1,536	784	—	(6,283)	135	3,572
Personal Credit	28,685	(263)	(93)	19,221	2,468	(3,950)	(21,357)	15,725	40,437
Business loans	4,417	—	—	1,637	1	(1,750)	(2,660)	542	2,187
Real estate credit	103,236	(20,051)	(7,740)	47,101	26,501	(43,440)	(19,979)	13,704	99,333
Rural Credit	—	—	—	—	—	—	—	—	—
	220,030	(29,484)	(7,873)	114,141	30,382	(63,120)	(103,368)	98,750	259,459

	Opening	Completed		New loans	End
	balance on	contracts -	Write-off for	and interest	balance on
Consolidated	01/01/2020	Settlements	loss	accrued	12/31/2020
Payroll Card	80,409	(6,957)	(3,103)	(2,616)	67,732
Multiple Card	783,544	(181,685)	(75,218)	1,378,001	1,904,642
Overdraft protection agreement	2,451	—	—	17,742	20,193
Check Account	19,605	—	(15,183)	9,810	14,231
Personal Credit	921,875	(551,622)	(27,966)	1,209,111	1,551,399
Business loans	443,425	(353,731)	(3,894)	1,497,069	1,582,869
Real estate credit	2,526,078	(547,854)	(27,833)	1,520,962	3,471,354
Rural Credit	—	—	—	177,637	177,637
	4,777,387	(1,641,849)	(153,197)	5,807,715	8,790,057

	Opening							New loans	End
	balance on	Transfer to	Transfer to	Transfer from	Transfer from		Write-off for	and interest	balance on
Stage 1	1/1/2019	Stage 2	Stage 3	Stage 2	Stage 3	Settlements	loss	accrued	12/31/2019
Payroll Card	87,912	—	—	—	—	(87,912)	—	77,089	77,089
Multiple Card	278,310	(6,746)	(35,704)	3,402	—	(17,859)	(165)	462,392	683,630
Business loans	250,256	—	(2,941)	3,486	—	(179,407)	(42)	379,468	450,820
Real estate credit	1,626,968	(157,455)	(47,551)	63,635	8,352	(234,857)	—	880,616	2,139,708
Personal Credit	679,894	(8,690)	(15,985)	2,068	184	(293,075)	(1,260)	512,402	875,538
	2,923,340	(172,891)	(102,181)	72,591	8,536	(813,110)	(1,467)	2,311,967	4,226,785

	Opening							New loans	End
	balance on	Transfer to	Transfer to	Transfer from	Transfer from		Write-off for	and interest	balance on
Stage 2	1/1/2019	Stage 1	Stage 3	Stage 1	Stage 3	Settlements	loss	accrued	12/31/2019
Payroll Card	1,665	—	—	—	—	(1,665)	—	821	821
Multiple Card	20,028	(3,402)	(3,710)	6,746	—	(1,783)	(10,740)	19,675	26,814
Business loans	4,694	(3,486)	—	—	—	(965)	(243)	8,988	8,988
Real estate credit	228,490	(63,635)	(35,095)	157,455	10,883	(51,418)	—	29,527	276,207
Personal Credit	15,534	(2,068)	(2,033)	8,690	201	(3,606)	(3,117)	4,141	17,742
	270,411	(72,591)	(40,838)	172,891	11,084	(59,437)	(14,100)	63,152	330,572

	Opening							New loans	End
	balance on	Transfer to	Transfer to	Transfer from	Transfer from		Write-off for	and interest	balance on
Stage 3	1/1/2019	Stage 1	Stage 2	Stage 1	Stage 2	Settlements	loss	accrued	12/31/2019
Payroll Card	4,356	—	—	—	—	(4,355)	—	2,498	2,499
Multiple Card	27,179	—	—	35,704	3,710	(2,441)	(24,733)	33,681	73,100
Business loans	724	—	—	2,941	—	(400)	(326)	9,557	12,496
Real estate credit	92,560	(8,352)	(10,883)	47,551	35,095	(50,311)	(9,861)	7,439	103,238
Personal Credit	22,477	(184)	(201)	15,985	2,033	(2,939)	(14,441)	5,967	28,697
	147,296	(8,536)	(11,084)	102,181	40,838	(60,446)	(49,361)	59,142	220,030

	Opening	Completed		New loans	End
	balance on	contracts -	Write-off for	and interest	balance on
Consolidated	1/1/2019	Settlements	loss	accrued	12/31/2019
Payroll Card	93,933	(93,932)	—	80,408	80,409
Multiple Card	325,517	(22,083)	(35,638)	515,748	783,544
Business loans	255,674	(180,772)	(611)	398,013	472,304
Real estate credit	1,948,018	(336,586)	(9,861)	917,582	2,519,153
Personal Credit	717,905	(299,620)	(18,818)	522,510	921,977
	3,341,047	(932,993)	(64,928)	2,434,261	4,777,387